Advances to suppliers net (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2020	Mar. 31, 2024	Sep. 30, 2023
Advances to suppliers net
Frame work Agreement	four years
Allowance for doubtful debts relating to advances to suppliers		$ 2,500,000	$ 3,176